Collateral receivables and collateral payables (Tables)	6 Months Ended
Jun. 30, 2025
Collateral receivables and collateral payables
Summary of collateral receivables and collateral payables

Collateral receivables

	As of	As of
	December 31,	June 30,
	2024	2025
	US$	US$
BTC	2,289	7,044
USDC	12,125	13,313
USDT	—	545
	14,414	20,902

Collateral payables

	As of	As of
	December 31,	June 30,
	2024	2025
	US$	US$
BTC	2,289	7,044
USDC	12,125	13,313
USDT	—	545
	14,414	20,902